INCOME TAXES - Reconciliation (Details) ¥ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares
Tax expense (benefit)
Current Tax | ¥	¥ 338		¥ 678	¥ 660
Deferred Tax	(553)	$ (84)	(38)	(91)
Total	¥ (215)	$ (33)	¥ 640	¥ 569
Reconciliation between the effective income tax rate and the PRC statutory income tax rate
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Tax effect of non-deductible expenses and non-taxable income in determining taxable profit	(6.00%)	(6.00%)	(3.00%)	15.00%
Effect of different tax rate of group entities operating in other jurisdictions	(2.00%)	(2.00%)	1.00%	4.00%
Effect of change in valuation allowance	(10.00%)	(10.00%)	2.00%	(1.00%)
Effect of tax holiday	1.00%	1.00%	(2.00%)	(3.00%)
Effect of cash dividends	0.00%	0.00%	4.00%	5.00%
Effect of disposal of subsidiary				1.00%
Effect of excess tax benefit of rewards	1.00%	1.00%	(2.00%)	(5.00%)
Effective tax rate	9.00%	9.00%	25.00%	41.00%
Aggregate amount and per share effect of the tax holidays
Aggregate amount | ¥	¥ 31		¥ 45	¥ 31
Per share effect-basic | ¥ / shares	¥ 0.11		¥ 0.16	¥ 0.11
Per share effect-diluted | ¥ / shares	¥ 0.11		¥ 0.15	¥ 0.10